Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

Schedule of Investments

December 31, 2019 (unaudited)

	Principal Amount (000)	U.S. $ Value
MUNICIPAL OBLIGATIONS - 97.8%
Long-Term Municipal Bonds - 97.3%
New York - 78.4%
Albany County Airport Authority
5.00%, 12/15/21-12/15/26 (a)	$5,085	$5,791,820
AGM Series 2010A
5.00%, 12/15/21-12/15/22	6,135	6,243,773
Battery Park City Authority
Series 2013A
5.00%, 11/01/22	4,325	4,814,893
Buffalo & Erie County Industrial Land Development Corp. (Catholic Health System Obligated Group)
Series 2015
5.00%, 7/01/22-7/01/23	2,000	2,209,070
Build NYC Resource Corp. (Metropolitan College of New York)
Series 2014
5.00%, 11/01/23-11/01/25	3,335	3,602,148
5.25%, 11/01/29	1,900	2,067,542
City of New York NY
Series 1993E-3
5.00%, 8/01/23	6,855	7,275,211
Series 2011A
5.00%, 8/01/26	14,275	15,143,063
Series 2011D-1
5.00%, 10/01/24	2,860	3,053,107
Series 2012I
5.00%, 8/01/22	2,320	2,549,842
Series 2013B
5.00%, 8/01/20	10,000	10,225,700
Series 2013I
5.00%, 8/01/20	16,275	16,642,327
Series 20171
5.00%, 8/01/25	1,130	1,359,718
Series 2017C
5.00%, 8/01/23	1,075	1,220,953
Series 2018A
5.00%, 8/01/26	7,690	9,470,312
Series 2019B
5.00%, 10/01/32	4,205	5,376,765
Series 2019E
5.00%, 8/01/21	10,620	11,267,714
Series 2019H
5.00%, 1/01/32	5,615	7,108,646
County of Albany NY
Series 2020C
5.00%, 11/01/21-11/01/23 (a)	5,655	6,084,329
County of Monroe NY
Series 2015
5.00%, 6/01/21-6/01/22	10,660	11,384,962
BAM Series 2015
5.00%, 6/01/21-6/01/22	5,860	6,239,010
County of Nassau NY
Series 2011A
5.00%, 4/01/21-4/01/22	5,915	6,198,138
Series 2013A
5.00%, 4/01/20	2,405	2,427,775

	Principal Amount (000)	U.S. $ Value
Series 2014A
5.00%, 4/01/25	$10,190	$11,797,167
Series 2017C
5.00%, 10/01/26-10/01/27	22,095	27,430,415
Dutchess County Local Development Corp. (Health QuestSystems Obligated Group)
Series 2016B
5.00%, 7/01/32	4,890	5,789,613
Erie County Fiscal Stability Authority
Series 2011C
5.00%, 12/01/23 (Pre-refunded/ETM)	5,925	6,378,322
Erie County Industrial Development Agency (The) (Buffalo City School District)
Series 2011B
5.00%, 5/01/22	5,800	6,097,192
Hudson Yards Infrastructure Corp.
Series 2017A
5.00%, 2/15/31-2/15/32	22,650	27,765,489
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
5.25%, 1/01/24 (b)	1,250	1,250,438
Series 2014
4.75%, 1/01/20 (c)	475	475,000
Long Island Power Authority
Series 2019B
1.65%, 9/01/49	9,490	9,568,767
Metropolitan Transportation Authority
5.00%, 11/15/28	4,020	5,099,370
Series 2010D
5.25%, 11/15/24 (Pre-refunded/ETM)	10,755	11,155,946
Series 2010G
5.00%, 11/15/21 (Pre-refunded/ETM)	9,305	9,631,885
5.25%, 11/15/22 (Pre-refunded/ETM)	5,000	5,186,400
5.25%, 11/15/23 (Pre-refunded/ETM)	20,075	20,823,396
5.25%, 11/15/26 (Pre-refunded/ETM)	8,805	9,133,250
Series 2011
5.00%, 11/15/24 (Pre-refunded/ETM)	925	995,032
Series 2011C
5.00%, 11/15/24	1,965	2,101,961
Series 2011D
5.00%, 11/15/22 (Pre-refunded/ETM)	5,000	5,378,550
5.00%, 11/15/23 (Pre-refunded/ETM)	4,275	4,598,660
5.00%, 11/15/25 (Pre-refunded/ETM)	2,500	2,689,275
Series 2012F
5.00%, 11/15/22	3,470	3,839,208
Series 2016C
5.00%, 11/15/34	4,480	4,498,682
Series 2016D
5.00%, 11/15/27	1,210	1,479,854
Series 2017B
5.00%, 11/15/26-11/15/27	7,460	9,271,683
Series 2017C
5.00%, 11/15/25-11/15/31	71,305	87,673,583
Series 2018B
5.00%, 5/15/20	39,770	40,324,791
Series 2019D
5.00%, 9/01/22	38,585	42,198,485

	Principal Amount (000)	U.S. $ Value
Metropolitan Transportation Authority (Metropolitan Transportation Authority Ded Tax)
Series 2012A
5.00%, 11/15/24	$14,130	$15,709,734
Series 2017A
5.00%, 11/15/31	2,025	2,493,605
Monroe County Industrial Development Corp./NY (St. Ann’s of Greater Rochester Obligated Group)
4.00%, 1/01/30	3,000	3,205,650
Nassau County Local Economic Assistance Corp. (Catholic Health Services of Long Island Obligated Group)
Series 2014
5.00%, 7/01/24	4,550	5,230,725
New York City Housing Development Corp.
Series 2013A
5.00%, 7/01/25	2,000	2,248,800
New York City Municipal Water Finance Authority
Series 2010F
5.00%, 6/15/25 (Pre-refunded/ETM)	14,930	15,194,709
5.00%, 6/15/25	9,800	9,971,010
Series 2011HH
5.00%, 6/15/26	9,055	9,561,446
Series 2014D
5.00%, 6/15/22-6/15/29	14,350	15,916,085
Series 2015F
5.00%, 6/15/27-6/15/28	7,830	9,398,361
Series 2015G
5.00%, 6/15/28	11,465	13,741,720
Series 2018AA
5.00%, 6/15/24	8,280	9,686,110
Series 2019D
5.00%, 6/15/24	1,005	1,119,027
New York City Transitional Finance Authority Building Aid Revenue (New York City Transitional Finance Authority Building Aid Revenue State Lease)
Series 2011S-1A
5.00%, 7/15/25	4,420	4,681,310
Series 2012S
5.00%, 7/15/25	7,390	8,099,957
Series 2018S
5.00%, 7/15/31-7/15/32	18,065	22,581,090
New York City Transitional Finance Authority Future Tax Secured Revenue
Series 2011A
5.00%, 11/01/20	3,770	3,893,317
Series 2011A-1
5.00%, 11/01/23	15,315	16,406,653
Series 2011B
5.00%, 2/01/20-2/01/24	15,135	15,625,686
Series 2011C
5.00%, 11/01/20	9,480	9,790,091
Series 2012B
5.00%, 11/01/23-11/01/24	10,805	11,991,026
Series 2012D
5.00%, 11/01/20-11/01/23	29,575	31,724,550
Series 2012E
5.00%, 2/01/21-2/01/26	11,600	12,339,100

	Principal Amount (000)	U.S. $ Value
Series 2014A
5.00%, 8/01/27-8/01/29	$6,655	$7,755,400
Series 2014C
5.00%, 11/01/26	6,345	7,371,113
Series 2014D-1
5.00%, 2/01/28-2/01/29	9,535	10,956,983
Series 2015C
5.00%, 11/01/20-11/01/26	23,000	26,892,730
Series 2016B
5.00%, 8/01/31	2,150	2,601,780
Series 2017
5.00%, 11/01/26	4,175	5,183,555
Series 2017F
5.00%, 5/01/32	1,220	1,496,184
New York City Trust for Cultural Resources (Lincoln Center for the Performing Arts, Inc.)
Series 2016A
5.00%, 12/01/26	7,175	8,893,269
New York City Trust for Cultural Resources (Whitney Museum of American Art)
Series 2011
5.00%, 7/01/21	4,745	4,924,646
New York Liberty Development Corp. (One Bryant Park LLC)
2.45%, 9/15/69	20,000	20,066,400
2.625%, 9/15/69	21,670	21,750,612
2.80%, 9/15/69	6,470	6,518,590
New York State Dormitory Authority
Series 2011A
5.00%, 7/01/24 (Pre-refunded/ETM)	3,125	3,314,781
Series 2012D
5.00%, 2/15/22 (Pre-refunded/ETM)	1,290	1,397,792
5.00%, 2/15/23 (Pre-refunded/ETM)	865	937,279
5.00%, 2/15/24 (Pre-refunded/ETM)	815	883,101
5.00%, 2/15/25 (Pre-refunded/ETM)	880	953,533
New York State Dormitory Authority (Icahn School of Medicine at Mount Sinai)
Series 2015A
5.00%, 7/01/22-7/01/26	6,415	7,378,548
New York State Dormitory Authority (New York State Sales Tax)
Series 2015A
5.00%, 3/15/23	2,215	2,487,622
New York State Dormitory Authority (New York University)
Series 2015A
5.00%, 7/01/23	2,040	2,317,603
Series 2019A
5.00%, 7/01/32	2,975	3,863,186
New York State Dormitory Authority (Orange Regional Medical Center Obligated Group)
Series 2017
5.00%, 12/01/23-12/01/26 (b)	4,600	5,333,869
New York State Dormitory Authority (Rochester Institute of Technology)
Series 2020A
5.00%, 7/01/21-7/01/26 (a)	3,110	3,471,878

	Principal Amount (000)	U.S. $ Value
New York State Dormitory Authority (St. John’s University)
Series 2015A
5.00%, 7/01/24	$1,130	$1,311,862
New York State Dormitory Authority (State of New York Pers Income Tax)
Series 2012
5.00%, 12/15/21	5,905	6,357,559
Series 2012B
5.00%, 3/15/22	3,905	4,237,589
Series 2012D
5.00%, 2/15/22-2/15/25	18,285	19,783,005
Series 2014A
5.00%, 2/15/28-2/15/29	13,825	15,901,086
Series 2014C
5.00%, 3/15/28-3/15/29	14,485	16,686,645
Series 2015B
5.00%, 2/15/23	1,160	1,298,063
Series 2015E
5.00%, 3/15/21-3/15/23	5,380	5,961,997
Series 2016D
5.00%, 2/15/21	5,970	6,233,755
Series 2020D
5.00%, 2/15/34 (a)	9,425	12,036,762
AMBAC Series 2005B
5.50%, 3/15/23	5,000	5,688,700
New York State Dormitory Authority (State of New York Sales Tax Revenue)
Series 2018E
5.00%, 3/15/29	5,175	6,659,086
New York State Environmental Facilities Corp. (New York City Municipal Water Finance Authority)
Series 2019B
5.00%, 6/15/27-6/15/30	1,445	1,865,807
New York State Environmental Facilities Corp. (State of New York SRF)
Series 2015D
5.00%, 3/15/22-9/15/22	9,320	10,284,043
New York State Thruway Authority
AGM Series 2012I
5.00%, 1/01/25 (Pre-refunded/ETM)	5,155	5,566,524
New York State Thruway Authority (New York State Thruway Authority Ded Tax)
Series 2012A
5.00%, 4/01/21-4/01/25	26,175	28,169,513
AMBAC Series 2005B
5.50%, 4/01/20	9,215	9,314,430
New York State Thruway Authority (New York State Thruway Authority Gen Toll Road)
Series 2014
5.00%, 1/01/26-1/01/28	4,345	5,120,024
Series 2014J
5.00%, 1/01/26-1/01/27	33,900	38,913,546
Series 2018L
5.00%, 1/01/20	3,780	3,780,000

	Principal Amount (000)	U.S. $ Value
New York State Thruway Authority (State of New York Pers Income Tax)
Series 2010A
5.00%, 3/15/25	$5,425	$5,572,831
New York State Urban Development Corp. (State of New York Pers Income Tax)
Series 2016A
5.00%, 3/15/22-3/15/28	6,020	7,178,695
New York Transportation Development Corp. (American Airlines, Inc.)
Series 2016
5.00%, 8/01/21-8/01/31	26,420	27,620,402
New York Transportation Development Corp. (Delta Air Lines, Inc.)
5.00%, 1/01/32	2,355	2,833,018
Series 2018
5.00%, 1/01/27-1/01/30	26,580	32,134,977
New York Transportation Development Corp. (Terminal One Group Association LP)
Series 2015
5.00%, 1/01/21	3,690	3,816,272
Niagara Area Development Corp. (Covanta Holding Corp.)
Series 2018B
3.50%, 11/01/24 (b)	3,400	3,553,714
Niagara Falls City School District
Series 2016
5.00%, 6/15/22-6/15/25	11,580	13,152,511
Port Authority of New York & New Jersey
5.00%, 11/01/32	2,910	3,768,479
Series 2011
5.00%, 9/15/24	2,000	2,087,860
Series 2011O
5.00%, 10/15/21	5,215	5,561,589
Series 2013-178
5.00%, 12/01/23	10,480	11,933,576
Series 2014
5.00%, 9/01/23-9/01/27	12,470	14,262,816
Series 2014-1
5.00%, 10/15/23	3,455	3,919,387
Series 2014-186
5.00%, 10/15/21-10/15/22	12,575	13,585,084
Series 2015E
5.00%, 10/15/22-10/15/26	16,390	19,001,355
Series 2017
5.00%, 10/15/28	6,925	8,486,449
Series 20182
5.00%, 9/15/25-9/15/27	12,350	15,146,988
Sales Tax Asset Receivable Corp.
Series 2014A
5.00%, 10/15/25-10/15/26	13,140	15,545,353
Suffolk County Economic Development Corp. (Peconic Landing at Southold, Inc.)
5.00%, 12/01/29-12/01/34 (a)	1,500	1,682,585
Town of Oyster Bay NY
Series 2018
5.00%, 2/15/22-2/15/23	11,660	12,520,735

	Principal Amount (000)	U.S. $ Value
Triborough Bridge & Tunnel Authority
Series 2011A
5.00%, 1/01/27 (Pre-refunded/ETM)	$7,000	$7,566,020
Series 2012B
5.00%, 11/15/21-11/15/23	25,760	28,357,207
Series 2013A
5.00%, 11/15/28	5,000	5,621,100
Series 2013B
5.00%, 11/15/22	7,525	8,370,810
Troy Capital Resource Corp. (Rensselaer Polytechnic Institute)
5.00%, 9/01/31-9/01/33 (a)	8,385	10,411,490
Series 2010B
5.00%, 9/01/21	1,000	1,024,660
TSASC, Inc./NY
Series 2017A
5.00%, 6/01/20-6/01/23	3,000	3,212,450
Utility Debt Securitization Authority
Series 2013T
5.00%, 6/15/26-12/15/29	34,825	40,008,176

		1,450,856,033

Alabama - 1.1%
Black Belt Energy Gas District (Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 12/01/48	5,935	6,408,672
Southeast Alabama Gas Supply District (The) (Goldman Sachs Group, Inc. (The))
Series 2018A
4.00%, 4/01/49	10,000	10,848,000
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.)
Series 2019A
4.50%, 5/01/32 (b)	2,630	2,885,952

		20,142,624

American Samoa - 0.1%
American Samoa Economic Development Authority (Territory of American Samoa)
6.50%, 9/01/28 (b)	1,055	1,176,061

Arizona - 0.1%
Tempe Industrial Development Authority (Mirabella at ASU, Inc.)
Series 2017B
4.00%, 10/01/23 (b)	2,400	2,419,032

California - 0.2%
Golden State Tobacco Securitization Corp.
Series 2018A
3.50%, 6/01/36	3,205	3,276,984

Colorado - 1.1%
City & County of Denver CO (United Airlines, Inc.)
Series 2017
5.00%, 10/01/32	2,425	2,643,978

	Principal Amount (000)	U.S. $ Value
Colorado Health Facilities Authority (CommonSpirit Health)
Series 2019A
5.00%, 8/01/31-8/01/34	$15,295	$18,663,003
Vauxmont Metropolitan District
AGM
5.00%, 12/01/50 (a)	160	185,230

		21,492,211

Connecticut - 1.5%
State of Connecticut
Series 2018B
5.00%, 4/15/25	14,565	17,224,860
Series 2018C
5.00%, 6/15/27	4,690	5,789,289
Series 2018F
5.00%, 9/15/27	4,025	4,992,610

		28,006,759

District of Columbia - 0.1%
Metropolitan Washington Airports Authority
Series 2010B
5.00%, 10/01/21	1,500	1,541,640

Florida - 0.4%
County of Osceola FL Transportation Revenue
Series 2020A
Zero Coupon, 10/01/30-10/01/34 (a)	410	276,254
Florida Development Finance Corp. (Virgin Trains USA Florida LLC)
6.375%, 1/01/49 (b)	2,705	2,579,948
Orange County Health Facilities Authority (Orlando Health Obligated Group)
5.00%, 10/01/26	3,000	3,663,300
Overoaks Community Development District
Series 2010A-1
6.125%, 5/01/35	60	60,641
Series 2010A-2
6.125%, 5/01/35	165	166,952
Volusia County School Board (Volusia County School Board COP)
Series 2014B
5.00%, 8/01/26	1,000	1,157,930

		7,905,025

Georgia - 0.2%
Municipal Electric Authority of Georgia
5.00%, 1/01/31-1/01/35	2,655	3,189,927

Guam - 1.2%
Guam Department of Education (Guam Department of Education COP)
Series 2010A
6.00%, 12/01/20	540	546,448
Guam Government Waterworks Authority
Series 2017
5.00%, 7/01/28-7/01/31	4,250	5,036,085

	Principal Amount (000)	U.S. $ Value
Guam Power Authority
Series 2017A
5.00%, 10/01/25-10/01/27	$3,945	$4,610,607
Territory of Guam
5.00%, 11/15/31	310	362,867
Territory of Guam (Guam Section 30 Income Tax)
Series 2016A
5.00%, 12/01/29-12/01/32	2,545	2,922,957
Territory of Guam (Territory of Guam Business Privilege Tax)
Series 2015D
5.00%, 11/15/23-11/15/31	7,150	8,062,713

		21,541,677

Illinois - 3.8%
Chicago Board of Education
Series 2017C
5.00%, 12/01/23	8,160	8,950,622
Illinois Finance Authority (Illinois Institute of Technology)
5.00%, 9/01/22-9/01/34	1,580	1,857,718
Metropolitan Pier & Exposition Authority
Series 2012B
5.00%, 12/15/28	5,090	5,442,177
Series 2017B
5.00%, 12/15/28	2,000	2,340,520
State of Illinois
Series 2012
5.00%, 3/01/21-8/01/25	13,135	14,046,999
Series 2013
5.50%, 7/01/25	7,435	8,239,021
Series 2014
5.00%, 5/01/24	2,540	2,817,825
Series 2016
5.00%, 2/01/24	4,200	4,635,204
Series 2017A
5.00%, 12/01/24	2,060	2,312,577
Series 2017D
5.00%, 11/01/23-11/01/24	13,005	14,402,119
Series 2018A
5.00%, 10/01/24	2,910	3,255,883
Series 2018B
5.00%, 5/01/24	1,405	1,558,679
Town of Cortland IL (Town of Cortland IL Spl Tax)
Series 2006
5.50%, 3/01/17 (d)(e)(f)	1,307	261,400

		70,120,744

Indiana - 0.3%
Indiana Bond Bank
Series 2007A
5.25%, 10/15/21	5,885	6,274,881

	Principal Amount (000)	U.S. $ Value
Iowa - 0.2%
Iowa Finance Authority (Iowa Fertilizer Co. LLC)
3.125%, 12/01/22	$3,520	$3,571,040

Kentucky - 0.3%
City of Ashland KY (Ashland Hospital Corp. Obligated Group)
5.00%, 2/01/26-2/01/31	1,210	1,447,236
Kentucky Economic Development Finance Authority (CommonSpirit Health)
Series 2019A
5.00%, 8/01/33-8/01/35	3,190	3,870,507

		5,317,743

Michigan - 1.2%
City of Detroit MI
5.00%, 4/01/29-4/01/32	1,255	1,430,073
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue)
Series 2012A
5.00%, 7/01/22	3,055	3,322,771
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project)
Series 2018
5.00%, 12/31/29-6/30/32	14,290	17,751,182

		22,504,026

Missouri - 0.0%
Howard Bend Levee District
XLCA
5.75%, 3/01/25-3/01/27	395	472,092

Nebraska - 0.7%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The))
Series 2018
5.00%, 3/01/50	12,000	13,412,520

Nevada - 0.1%
City of Sparks NV (City of Sparks NV Sales Tax)
Series 2019A
2.50%, 6/15/24 (b)	835	845,079
2.75%, 6/15/28 (b)	715	729,650

		1,574,729

New Jersey - 2.6%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease)
Series 2013
5.00%, 3/01/28	1,445	1,584,009
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant)
Series 2016
5.00%, 6/15/24-6/15/27	10,000	11,629,200
Series 2018A
5.00%, 6/15/28	11,630	13,667,925

	Principal Amount (000)	U.S. $ Value
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease)
Series 2011A
5.00%, 6/15/21	$2,195	$2,308,350
Series 2012A
5.00%, 6/15/22	1,000	1,083,580
Series 2018A
5.00%, 12/15/30	3,350	3,984,323
Series 2019B
5.00%, 6/15/30-6/15/34	6,760	7,966,474
AMBAC Series 2005B
5.25%, 12/15/23	4,700	5,346,673

		47,570,534

Ohio - 0.2%
Ohio Air Quality Development Authority (FirstEnergy Generation LLC)
Series 2009D
4.25%, 8/01/29	1,305	1,399,613
Ohio Water Development Authority Water Pollution Control Loan Fund (FirstEnergy Nuclear Generation LLC)
Series 2016B
4.375%, 6/01/33	1,650	1,769,625

		3,169,238

Oklahoma - 0.0%
Comanche County Memorial Hospital
5.00%, 7/01/22	250	265,635

Pennsylvania - 0.3%
Hospitals & Higher Education Facilities Authority of Philadelphia (The) (Temple University Health System Obligated Group)
Series 2017
5.00%, 7/01/23-7/01/24	3,775	4,215,964
Philadelphia Parking Authority (The)
Series 2009
5.25%, 9/01/23	2,435	2,496,581

		6,712,545

Puerto Rico - 0.5%
Puerto Rico Electric Power Authority
AGM Series 2007V
5.25%, 7/01/31	1,390	1,569,755
NATL Series 2007V
5.25%, 7/01/29	255	277,659
Puerto Rico Highway & Transportation Authority
AGC Series 2007N
5.25%, 7/01/34-7/01/36	3,095	3,501,548
AGM Series 2007C
5.50%, 7/01/31	1,370	1,578,747
NATL Series 2005L
5.25%, 7/01/35	135	146,443
NATL Series 2007N
5.25%, 7/01/32	275	300,333

	Principal Amount (000)	U.S. $ Value
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue
Series 2018A
Zero Coupon, 7/01/24	$2,035	$1,786,119

		9,160,604

Tennessee - 1.5%
Chattanooga Health Educational & Housing Facility Board (CommonSpirit Health)
Series 2019A
5.00%, 8/01/31-8/01/34	3,500	4,273,670
Tennergy Corp./TN (Royal Bank of Canada)
Series 2019A
5.00%, 2/01/50	4,615	5,306,189
Tennessee Energy Acquisition Corp. (Goldman Sachs Group, Inc. (The))
Series 2006A
5.25%, 9/01/21	17,375	18,424,450

		28,004,309

Texas - 0.4%
City of Houston TX Airport System Revenue (United Airlines, Inc.)
Series 2018
5.00%, 7/15/28	1,750	2,092,020
Mission Economic Development Corp. (Natgasoline LLC)
Series 2018
4.625%, 10/01/31 (b)	4,540	4,907,695

		6,999,715

Washington - 0.5%
Washington Health Care Facilities Authority (CommonSpirit Health)
Series 2019A
5.00%, 8/01/32-8/01/34	7,280	8,862,947

West Virginia - 0.0%
West Virginia Economic Development Authority (Morgantown Energy Associates)
Series 2016
2.875%, 12/15/26	860	871,077

Wisconsin - 0.3%
UMA Education, Inc.
5.00%, 10/01/22-10/01/29 (b)	4,510	5,116,444

Total Long-Term Municipal Bonds (cost $1,729,814,614)		1,801,528,796

	Principal Amount (000)	U.S. $ Value
Short-Term Municipal Notes - 0.5%
Texas - 0.5%
State of Texas
4.00%, 8/27/20 (cost $9,157,319)	$9,000	$9,168,030

Total Municipal Obligations (cost $1,738,971,933)		1,810,696,826

GOVERNMENTS - TREASURIES - 2.5%
United States - 2.5%
U.S. Treasury Notes
2.50%, 5/31/20 (g)	3,600	3,612,375
2.625%, 7/31/20-2/15/29	39,931	42,046,460

Total Governments - Treasuries (cost $45,710,711)		45,658,835

Total Investments - 100.3% (cost $1,784,682,644) (h)		1,856,355,661
Other assets less liabilities - (0.3)%		(5,332,925)

Net Assets - 100.0%		$1,851,022,736

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
USD	28,010	1/15/25	1.671%	CPI#	Maturity	$295,741	$	– 0	–	$295,741
USD	16,890	8/09/24	1.690%	CPI#	Maturity	126,178		– 0	–	126,178
USD	56,620	6/17/24	1.760%	CPI#	Maturity	251,053		– 0	–	251,053

						$672,972	$	– 0	–	$672,972

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

		Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid/ (Received)			Unrealized Appreciation/ (Depreciation)
USD	94,790	6/17/21	3 Month LIBOR	1.907%	Quarterly/Semi-Annual	$250,396	$	– 0	–	$250,396
USD	35,380	8/09/22	3 Month LIBOR	1.486%	Quarterly/Semi-Annual	(73,109)		– 0	–	(73,109)
USD	17,560	1/15/25	3 Month LIBOR	1.566%	Quarterly/Semi-Annual	(165,010)		– 0	–	(165,010)
USD	10,250	4/16/34	3 Month LIBOR	2.673%	Quarterly/Semi-Annual	871,645		– 0	–	871,645

						$883,922	$	– 0	–	$883,922

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at December 31, 2019	Notional Amount (000)		Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00%	Monthly	5.13%	USD	169	$(8,551)	$(16,861)	$8,310
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	560	(28,336)	(72,081)	43,745
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,734	(87,740)	(170,321)	82,581
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	93	(4,706)	(9,364)	4,658
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,151	(58,145)	(116,037)	57,892
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,142	(57,786)	(141,610)	83,824
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	37	(1,873)	(4,619)	2,746
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	1,503	(76,052)	(143,295)	67,243
CDX-CMBX.NA.BBB- Series 6, 5/11/63*	3.00	Monthly	5.13	USD	216	(10,929)	(27,686)	16,757

						$(334,118)	$(701,874)	$367,756

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
JPMorgan Chase Bank, NA	USD	51,457	8/30/20	2.210%	CPI	#	Maturity	$(428,577)	$	– 0	–	$(428,577)
Barclays Bank PLC	USD	1,832	9/20/20	2.263%	CPI	#	Maturity	(16,555)		– 0	–	(16,555)
Barclays Bank PLC	USD	938	10/15/20	2.210%	CPI	#	Maturity	(7,203)		– 0	–	(7,203)
Barclays Bank PLC	USD	31,666	10/15/20	2.208%	CPI	#	Maturity	(241,569)		– 0	–	(241,569)

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund		Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	23,030	10/17/20	2.220%	CPI	#	Maturity	$(179,581)	$	– 0	–	$(179,581)
JPMorgan Chase Bank, NA	USD	41,810	7/15/24	2.165%	CPI	#	Maturity	(334,124)		– 0	–	(334,124)

								$(1,207,609)	$	– 0	–	$(1,207,609)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/Received	Market Value	Upfront Premiums Paid (Received)			Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	16,980	10/09/29	1.120%	SIFMA*	Quarterly	$404,337	$	– 0	–	$404,337
Citibank, NA	USD	16,980	10/09/29	1.125%	SIFMA*	Quarterly	395,680		– 0	–	395,680

							$800,017	$	– 0	–	$800,017

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)	When-Issued or delayed delivery security.
(b)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2019, the aggregate market value of these securities amounted to $30,797,882 or 1.7% of net assets.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities, which represent 0.03% of net assets as of December 31, 2019, are considered illiquid and restricted. Additional information regarding such securities follows:

144A/Restricted & Illiquid Securities	Acquisition Date	Cost	Market Value	Percentage of Net Assets
Jefferson County Industrial Development Agency (ReEnergy Black River LLC)
Series 2014
4.75%, 1/01/20	11/13/14	$475,000	$475,000	0.03%

(d)	Illiquid security.
(e)	Defaulted matured security.
(f)	Non-income producing security.
(g)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(h)

As of December 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $76,027,830 and gross unrealized depreciation of investments was $(2,837,755), resulting in net unrealized appreciation of $73,190,075.

As of December 31, 2019, the Portfolio’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.6% and 0.3%, respectively.

Glossary:

AGC	-	Assured Guaranty Corporation
AGM	-	Assured Guaranty Municipal
AMBAC	-	Ambac Assurance Corporation
BAM	-	Build American Mutual
CDX-CMBX.NA	-	North American Commercial Mortgage Backed Index
COP	-	Certificate of Participation
ETM	-	Escrowed to Maturity
LIBOR	-	London Interbank Offered Rates
NATL	-	National Interstate Corporation
SRF	-	State Revolving Fund

Sanford C. Bernstein Fund, Inc.

New York Municipal Portfolio

December 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Portfolio. Unobservable inputs reflect the Portfolio’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3. In addition, non-agency rated investments are classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Portfolio’s investments by the above fair value hierarchy levels as of December 31, 2019:

Investments in Securities:	Level 1			Level 2	Level 3			Total
Assets:
Long-Term Municipal Bonds	$	– 0	–	$1,801,528,796	$	– 0	–	$1,801,528,796
Short-Term Municipal Notes		– 0	–	9,168,030		– 0	–	9,168,030
Governments - Treasuries		– 0	–	45,658,835		– 0	–	45,658,835

Total Investments in Securities		– 0	–	1,856,355,661		– 0	–	1,856,355,661
Other Financial Instruments (a):
Assets:
Centrally Cleared Inflation (CPI) Swaps		– 0	–	672,972		– 0	–	672,972
Centrally Cleared Interest Rate Swaps		– 0	–	1,122,041		– 0	–	1,122,041
Interest Rate Swaps		– 0	–	800,017		– 0	–	800,017
Liabilities:
Centrally Cleared Interest Rate Swaps		– 0	–	(238,119)		– 0	–	(238,119)
Credit Default Swaps		– 0	–	(334,118)		– 0	–	(334,118)
Inflation (CPI) Swaps		– 0	–	(1,207,609)		– 0	–	(1,207,609)

Total	$	– 0	–	$1,857,170,845	$	– 0	–	$1,857,170,845

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.